UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2015 – JUNE 30, 2015
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2015

AMG Managers Bond Fund

Service Class: MGFIX	Institutional Class: MGBIX

AMG Managers Global Income Opportunity Fund: MGGBX

AMG Managers Special Equity Fund

Service Class: MGSEX	Institutional Class: MSEIX

www.amgfunds.com	SAR078-0615

AMG Funds

Semi-Annual Report—June 30, 2015 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Bond Fund	4

AMG Managers Global Income Opportunity Fund	15

AMG Managers Special Equity Fund	23

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	29

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	35
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	37
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	38
Detail of changes in assets for the past two periods

Financial Highlights	39
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	42

Notes to Financial Statements	43
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2015	Expense Ratio for the Period	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During the Period*
AMG Managers Bond Fund
Service Class
Based on Actual Fund Return	0.99%	$1,000	$991	$4.89
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96
Institutional Class
Based on Actual Fund Return	0.89%	$1,000	$992	$4.40
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
AMG Managers Global Income Opportunity Fund
Based on Actual Fund Return	0.89%	$1,000	$981	$4.37
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
AMG Managers Special Equity Fund
Service Class
Based on Actual Fund Return	1.36%	$1,000	$1,088	$7.04
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.80
Institutional Class
Based on Actual Fund Return	1.11%	$1,000	$1,090	$5.75
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Bond Fund [2,3,4,5,7,8,9]
Service Class	(0.88)%	(0.87)%	5.63%	5.94%	8.53%	06/01/84
Institutional Class	(0.83)%	(0.77)%	—	—	1.98%	04/01/13
Barclays U.S. Government/Credit Bond Index[6]	(0.30)%	1.69%	3.52%	4.38%	7.71%	05/31/84	†
AMG Managers Global Income Opportunity Fund [2,3,4,5,7,8,9,10,11]	(1.93)%	(5.73)%	3.99%	4.35%	5.12%	03/25/94
Barclays Global Aggregate Bond Index [12]	(3.08)%	(7.09)%	2.07%	3.54%	5.15%	03/31/94	†
AMG Managers Special Equity Fund[2,8,9,13]
Service Class	8.82%	9.16%	19.98%	7.73%	11.67%	06/01/84
Institutional Class	8.96%	9.44%	20.22%	7.95%	8.24%	05/03/04
Russell 2000® Growth Index[14]	8.74%	12.34%	19.33%	9.86%	8.61%	05/31/84	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the nearest date to the inception date of the Fund.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2015. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]	The Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[7]	The Fund may invest in below-investment-grade debt securities and unrated securities of similar credit quality (commonly known as “junk bond” or “high yield securities”) which may be subject to greater levels of interest rate, credit, and liquidity risk.
[8]	Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations.
[9]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[10]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[11]	A short-term redemption fee of 1% will be charged on redemptions of fund shares held for 60 days or less.
[12]	The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	The Fund is subject to risks associated with investments in small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[14]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Bond Fund

Fund Snapshots (unaudited)

June 30, 2015

PORTFOLIO BREAKDOWN

Category	AMG Managers Bond Fund**
Corporate Bonds and Notes	52.6%
U.S. Government and Agency Obligations	33.2%
Foreign Government and Agency Obligations	6.3%
Asset-Backed Securities	2.8%
Mortgage-Backed Securities	1.2%
Municipal Bonds	1.1%
Common Stocks	0.7%
Preferred Stocks	0.7%
Other Assets and Liabilities	1.4%

**	As a percentage of net assets.

Rating	AMG Managers Bond Fund***
U.S. Government and Agency Obligations	34.2%
Aaa	3.1%
Aa	1.7%
A	20.3%
Baa	30.1%
Ba & lower	9.8%
N/R	0.8%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 0.375%, 03/31/16*	7.5%
U.S. Treasury Notes, 0.375%, 05/31/16*	6.4
U.S. Treasury Notes, 0.625%, 12/31/16*	5.5
U.S. Treasury Notes, 0.500%, 06/15/16*	4.5
U.S. Treasury Notes, 0.250%, 02/29/16*	3.8
Mexican Bonos Bonds, Series M 20, 10.000%, 12/05/24*	2.3
U.S. Treasury Bonds, 3.000%, 05/15/45	2.3
U.S. Treasury Notes, 0.375%, 11/15/15*	2.0
Southwestern Electric Power Co., 6.450%, 01/15/19*	1.6
Bank of America Corp., 6.110%, 01/29/37*	1.6

Top Ten as a Group	37.5%

*	Top Ten Holdings as of December 31, 2014

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2015

	Principal Amount†		Value
Asset-Backed Securities - 2.8%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.436%, 04/15/19 (07/15/15)[1]		$13,540,000	$13,456,418
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		11,765,862	11,708,210
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,251,934
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		10,065,000	10,095,879
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	3,995,466
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39 (07/15/15)[1,2]		21,367,163	21,580,834
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,860,554	4,383,547
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,676,234	2,628,391
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		5,779,047	5,952,372
Total Asset-Backed Securities (cost $76,603,178)			78,053,051

	Shares
Common Stocks - 0.7%
PPG Industries, Inc. (Materials) (cost $6,317,685)		171,802	19,709,125

	Principal Amount†
Corporate Bonds and Notes - 52.6%
Financials - 23.2%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,517,233
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		6,802,385	7,907,099
American International Group, Inc.,
4.875%, 06/01/22		560,000	614,274
8.175%, 05/15/58[3]		736,000	974,464
MTN, 5.850%, 01/16/18		1,380,000	1,521,432
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	42,647,125
7.625%, 06/01/19		2,906,000	3,448,483
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,160,879
MTN, 3.300%, 01/11/23		900,000	886,353
MTN, 4.250%, 10/22/26		2,610,000	2,556,764
MTN, Series C, 6.050%, 06/01/34		22,100,000	25,237,316
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,583,731
Capital One NA, 2.400%, 09/05/19		7,795,000	7,725,617
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,103,199
6.250%, 06/29/17	NZD	37,108,000	26,346,255
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,004,940

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 23.2% (continued)
3.875%, 02/08/22		$9,090,000	$9,456,391
3.950%, 11/09/22		2,190,000	2,189,707
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,627,477
Duke Realty, L.P.,
5.950%, 02/15/17		203,000	217,461
6.500%, 01/15/18		4,660,000	5,206,334
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,271,472
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,425,204
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	16,105,350
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	10,410,310
GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,454,150
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,361,621
GMTN, 6.750%, 09/26/16	NZD	6,390,000	4,497,271
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,418,146
6.750%, 10/01/37		14,590,000	17,113,311
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,928,731
7.500%, 04/15/18		2,405,000	2,746,481
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	925,119
iStar Financial, Inc.,
5.850%, 03/15/17		325,000	333,531
5.875%, 03/15/16		1,340,000	1,368,408
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,084,856
JPMorgan Chase & Co.,
4.125%, 12/15/26		19,350,000	19,026,391
4.250%, 11/02/18[4]	NZD	7,360,000	5,027,896
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,389,989
EMTN, 1.068%, 05/30/17 (07/31/15)[1]	GBP	1,500,000	2,321,507
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	20,677,734
Lloyds Banking Group PLC, 4.500%, 11/04/24		18,500,000	18,510,878
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,414,402
MBIA Insurance Corp., 11.535%, 01/15/33 (07/15/15) (a)[1,4]		525,000	249,375
Morgan Stanley,
0.755%, 10/15/15 (07/15/15)[1]		300,000	300,246
2.125%, 04/25/18		10,450,000	10,520,621
2.500%, 01/24/19		2,775,000	2,800,738
3.450%, 11/02/15		2,360,000	2,381,398
3.750%, 02/25/23		17,265,000	17,457,332

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†			Value
Financials - 23.2% (continued)
GMTN, 4.350%, 09/08/26	$		5,000,000	$4,899,400
GMTN, 5.500%, 07/24/20			15,210,000	17,057,620
GMTN, 6.625%, 04/01/18			3,095,000	3,472,763
GMTN, 8.000%, 05/09/17		AUD	8,100,000	6,775,073
MTN, 0.725%, 10/18/16 (07/20/15)[1]			2,000,000	1,997,430
MTN, 4.100%, 05/22/23			12,910,000	12,934,129
MTN, 6.250%, 08/09/26			11,000,000	13,186,646
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)			13,925,000	17,315,375
National City Bank of Indiana, 4.250%, 07/01/18			6,310,000	6,701,435
National City Corp., 6.875%, 05/15/19			1,905,000	2,209,278
National Life Insurance Co., 10.500%, 09/15/39 (a)			5,000,000	7,560,590
Navient Corp.,
5.500%, 01/25/23[4]			18,070,000	17,166,500
MTN, 4.875%, 06/17/19			5,055,000	5,004,450
MTN, 5.500%, 01/15/19			1,695,000	1,728,256
MTN, 8.450%, 06/15/18			10,950,000	12,168,735
Newfield Exploration Co., 5.625%, 07/01/24			6,320,000	6,383,200
Old Republic International Corp.,
3.750%, 03/15/18[5]			15,805,000	18,659,778
4.875%, 10/01/24			4,915,000	5,084,843
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)			8,885,000	11,704,859
Quicken Loans, Inc., 5.750%, 05/01/25 (a)			3,895,000	3,729,462
Realty Income Corp.,
5.750%, 01/15/21			2,125,000	2,390,512
6.750%, 08/15/19			5,550,000	6,423,803
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22			4,650,000	5,007,036
Santander Central Hispano Issuances, Ltd., 7.250%, 11/01/15			500,000	508,290
Santander Issuances SAU, 5.911%, 06/20/16 (a)			1,100,000	1,141,654
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)			4,555,000	4,788,649
Societe Generale SA, 5.200%, 04/15/21 (a)			7,000,000	7,853,783
Springleaf Finance Corp.,
5.250%, 12/15/19			12,890,000	12,712,762
7.750%, 10/01/21			31,730,000	34,427,050
8.250%, 10/01/23			12,695,000	14,313,612
MTN, Series I, 5.400%, 12/01/15			5,000,000	5,050,000
Total Financials				635,811,975
Industrials - 24.0%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29			4,335,000	4,475,888
6.500%, 01/15/28			305,000	314,150

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.0% (continued)
America Movil SAB de CV, 6.450%, 12/05/22	MXN	1,693,000	$10,319,033
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,217,029	2,244,742
APL, Ltd., 8.000%, 01/15/24[2]		250,000	210,000
ArcelorMittal,
6.125%, 06/01/18		4,580,000	4,877,700
6.250%, 03/01/21 (b)		150,000	157,125
7.000%, 02/25/22 (b)		1,600,000	1,724,000
7.500%, 03/01/41 (b)		11,065,000	10,843,700
7.750%, 10/15/39 (b)		6,604,000	6,570,980
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	8,459,844
Series S, 6.450%, 06/15/21		13,395,000	13,495,463
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]		3,800,000	3,600,500
2.750%, 11/15/35[4,5]		1,560,000	1,544,400
6.625%, 08/15/20		55,000	53,625
6.875%, 11/15/20		85,000	82,875
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,822,250
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		5,932	6,273
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		52,333	59,329
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		14,662,333	16,348,501
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		4,986,331	5,297,977
Continental Resources, Inc.,
3.800%, 06/01/24[4]		2,240,000	2,044,670
4.500%, 04/15/23		170,000	163,916
Corning, Inc.,
6.850%, 03/01/29		9,142,000	11,550,012
7.250%, 08/15/36		1,185,000	1,494,293
Cummins, Inc.,
5.650%, 03/01/98		6,460,000	6,791,030
6.750%, 02/15/27		2,853,000	3,506,534
Darden Restaurants, Inc., 6.000%, 08/15/35		2,635,000	2,687,950
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22		8,054,571	9,242,620
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[4]		3,200,722	3,464,782
Dillard’s, Inc., 7.000%, 12/01/28		225,000	248,625
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25		3,000,000	2,941,242
Embarq Corp., 7.995%, 06/01/36		5,830,000	6,463,721
Energy Transfer Partners, L.P., 4.150%, 10/01/20		700,000	719,432

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 24.0% (continued)
Enterprise Products Operating LLC,
3.900%, 02/15/24	$6,400,000	$6,426,579
4.050%, 02/15/22	2,219,000	2,292,176
EQT Corp., 6.500%, 04/01/18	35,420,000	38,821,418
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,397,386
6.700%, 06/01/34 (a)	1,250,000	1,521,114
7.000%, 10/15/37 (a)	19,033,000	23,264,988
Foot Locker, Inc., 8.500%, 01/15/22	570,000	678,300
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,347,631
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,776,744
HCA, Inc.,
5.250%, 04/15/25	10,200,000	10,608,000
7.500%, 11/06/33	75,000	81,375
Intel Corp.,
2.950%, 12/15/35 (b)[5]	8,030,000	9,661,094
3.250%, 08/01/39[5]	15,000,000	22,818,750
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,809,022
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	13,790,000
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,232,065
4.150%, 03/01/22	5,620,000	5,628,998
4.150%, 02/01/24	14,000,000	13,585,110
5.300%, 09/15/20	1,415,000	1,538,269
5.800%, 03/01/21	4,320,000	4,783,657
5.950%, 02/15/18	12,590,000	13,757,987
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	4,609,191
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,554,885
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,639,000
6.500%, 08/15/32	955,000	1,007,525
7.125%, 03/15/20	8,815,000	10,225,400
7.750%, 08/01/29	1,070,000	1,235,850
The Mead Corp., 7.550%, 03/01/47[2]	970,000	1,142,361
Methanex Corp., 5.250%, 03/01/22	350,000	374,441
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]	825,000	769,435
New Albertsons, Inc.,
7.450%, 08/01/29	3,195,000	3,067,200
7.750%, 06/15/26	915,000	892,125
MTN, Series C, 6.625%, 06/01/28	1,015,000	862,750

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.0% (continued)
Newell Rubbermaid, Inc., 4.000%, 12/01/24		$3,085,000	$3,124,834
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)		6,250,000	6,406,250
ONEOK Partners LP, 4.900%, 03/15/25		38,790,000	38,370,796
Owens Corning,
6.500%, 12/01/16		54,000	57,428
7.000%, 12/01/36		9,175,000	10,482,327
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,051,493
7.000%, 06/15/18		26,505,000	29,939,279
Petrobras Global Finance BV, 5.625%, 05/20/43		580,000	448,282
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,892,045
6.500%, 05/01/18		8,975,000	10,104,091
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[4]	EUR	500,000	518,600
The Priceline Group, Inc., 0.900%, 09/15/21 (a)[4,5]		11,970,000	11,416,388
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,266,413
6.375%, 05/15/33		5,135,000	5,199,188
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	664,950
6.875%, 07/15/28		1,190,000	1,169,175
7.625%, 08/03/21		2,135,000	2,295,125
Qwest Corp.,
6.875%, 09/15/33		7,209,000	7,128,187
7.200%, 11/10/26		435,000	438,629
7.250%, 09/15/25		1,185,000	1,352,833
7.250%, 10/15/35		2,165,000	2,219,023
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,504,566
Reynolds American, Inc., 6.750%, 06/15/17		8,170,000	8,927,751
Rowan Cos., Inc., 7.875%, 08/01/19		4,710,000	5,335,158
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		2,860,000	3,580,657
Sealed Air Corp., 5.500%, 09/15/25 (a)		1,580,000	1,591,850
Telecom Italia Capital, S.A.,
6.000%, 09/30/34		5,965,000	5,804,601
6.375%, 11/15/33		4,865,000	4,986,625
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	945,067
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	323,827
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,277,449
The Toro Co., 6.625%, 05/01/37[2]		6,810,000	7,655,686
Transocean, Inc., 7.375%, 04/15/18[4]		500,000	517,500

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.0% (continued)
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22		$11,822,023	$12,679,119
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		9,240,000	9,332,400
United States Steel Corp.,
6.650%, 06/01/37		3,595,000	3,199,550
7.000%, 02/01/18[4]		7,310,000	7,803,425
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23		3,014,679	3,497,027
Vale Overseas, Ltd., 6.875%, 11/21/36		3,665,000	3,543,359
Verizon New England, Inc., 7.875%, 11/15/29		2,390,000	3,050,240
Verizon Pennsylvania LLC, 6.000%, 12/01/28		530,000	565,710
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		1,365,508	1,423,542
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	15,458,938
7.375%, 10/01/19		3,915,000	4,634,287
7.375%, 03/15/32		1,930,000	2,413,411
Wyndham Worldwide Corp., 6.000%, 12/01/16		6,430,000	6,784,595
Total Industrials			657,409,684
Utilities - 5.4%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	24,182,229
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	3,171,329
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34		8,112,078	8,286,163
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	833,803
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	624,770
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,772,132
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	4,056,284
6.000%, 10/07/39 (a)		18,382,000	20,411,851
EMTN, 5.750%, 09/14/40	GBP	210,000	369,048
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		5,441,220	5,982,480
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,333,419
6.400%, 03/15/18		10,302,000	11,545,441
6.800%, 01/15/19		11,625,000	13,400,661
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	44,584,038
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,498,622
Total Utilities			146,052,270
Total Corporate Bonds and Notes (cost $1,309,869,993)			1,439,273,929
Foreign Government and Agency Obligations - 6.3%
Brazilian Government International Bonds,
8.500%, 01/05/24[4]	BRL	6,650,000	2,031,938

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 6.3% (continued)
10.250%, 01/10/28	BRL	5,750,000	$1,945,579
Canadian Government Notes,
0.250%, 05/01/17	CAD	14,775,000	11,785,695
1.000%, 08/01/16	CAD	5,965,000	4,799,127
2.750%, 09/01/16	CAD	385,000	316,122
3.000%, 12/01/15	CAD	15,225,000	12,311,284
European Investment Bank Bonds, 3.630%, 03/10/21[6]	AUD	5,000,000	3,133,872
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,548,954
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,038,151
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	3,476,869
Series M, 8.000%, 12/07/23	MXN	122,500,000	8,807,210
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	7,758,234
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,728,842
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	62,036,754
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	16,747,366
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	10,774,241
Norway Government Bonds,
Series 472, 4.250%, 05/19/17 (a)	NOK	13,230,000	1,795,805
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	2,738,030
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,907,303
Province of Alberta Bonds, 5.930%, 09/16/16	CAD	34,528	28,651
Province of Manitoba Canada Notes, 6.375%, 09/01/15	NZD	5,450,000	3,713,168
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,490,061
Total Foreign Government and Agency Obligations (cost $201,279,598)			173,913,256
Mortgage-Backed Securities - 1.2%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 2.686%, 12/15/27 (07/15/15) (a)[1]		8,000,000	8,019,008
COMM Mortgage Trust,
Series 2014-FL4, Class AR1, 1.886%, 05/13/31 (07/13/15) (a)[1,2]		747,601	742,284
Series 2014-FL5, Class SV2, 2.536%, 10/15/31 (07/15/15) (a)[1,2]		7,703,000	7,710,087
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 04/01/29		1,531,378	1,544,421
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]		1,704,000	1,808,106
Extended Stay America Trust, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,629,317
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.961%, 06/15/49[3]		80,000	84,705
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.722%, 03/15/44 (a)[3]		435,000	462,903
Total Mortgage-Backed Securities (cost $32,922,804)			34,000,831
Municipal Bonds - 1.1%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47		3,975,000	3,071,522

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 1.1% (continued)
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	$2,880,000	$2,684,016
Illinois State General Obligation, 5.520%, 04/01/38	7,300,000	6,359,468
Michigan Tobacco Settlement Finance Authority, Series 2006-A, 7.309%, 06/01/34	2,780,000	2,354,021
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	20,630,000	15,092,495
Total Municipal Bonds (cost $36,400,147)		29,561,522

	Shares
Preferred Stocks - 0.7%
Financials - 0.4%
Bank of America Corp., Series 3, 6.375%[4]	20,000	502,800
Bank of America Corp., Series L, 7.250%[5]	7,808	8,682,496
Navient Corp., 6.000%[4]	41,250	893,062
Total Financials		10,078,358
Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[4,5]	37,854	4,514,089
Materials - 0.1%
Alcoa, Inc., Series 1, 5.375%[4,5]	98,605	3,897,856
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	46,272
Entergy New Orleans, Inc., 5.560%	100	9,951
Wisconsin Electric Power Co., 3.600%	3,946	329,688
Total Utilities		385,911
Total Preferred Stocks (cost $17,117,165)		18,876,214

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (concluded)

	Principal Amount†	Value
U.S. Government and Agency Obligations - 33.2%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	$30,455	$33,885
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27	3,066,906	3,185,029
6.000%, 07/01/29	2,432	2,788
Total Federal National Mortgage Association		3,187,817
U.S. Treasury Obligations - 33.1%
U.S. Treasury Bonds,
2.500%, 02/15/45	14,340,000	12,620,347
3.000%, 05/15/45	63,040,000	61,779,200
U.S. Treasury Notes,
0.250%, 02/29/16	103,470,000	103,526,598
0.375%, 11/15/15 to 05/31/16	452,950,000	453,366,377
0.500%, 06/15/16	123,145,000	123,375,897
0.625%, 12/31/16	150,000,000	150,316,350
Total U.S. Treasury Obligations		904,984,769
Total U.S. Government and Agency Obligations (cost $906,255,982)		908,206,471
Short-Term Investments - 2.0%
Repurchase Agreements - 1.4%[7]
Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $8,812,189 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $8,988,395)	8,812,152	8,812,152
Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $8,812,196 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48, and cash totaling $8,988,352)	8,812,152	8,812,152
Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $8,812,186 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65 totaling $8,988,398)	8,812,152	8,812,152
RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $6,489,636 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 - 02/20/65, totaling $6,619,410)	6,489,618	6,489,618
State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $4,177,666 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $4,262,795)	4,177,643	4,177,643
Total Repurchase Agreements		37,103,717

	Shares
Other Investment Companies - 0.6%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	17,229,013	17,229,013
Total Short-Term Investments (cost $54,332,730)		54,332,730
Total Investments - 100.6% (cost $2,641,099,282)		2,755,927,129
Other Assets, less Liabilities - (0.6)%		(17,677,597)
Net Assets - 100.0%		$2,738,249,532

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Fund Snapshots (unaudited)

June 30, 2015

PORTFOLIO BREAKDOWN

Category	AMG Managers Global Income Opportunity Fund**
Corporate Bonds and Notes	56.2%
Foreign Government and Agency Obligations	31.3%
U.S. Government and Agency Obligations	4.3%
Mortgage-Backed Securities	1.2%
Preferred Stocks	0.9%
Asset-Backed Securities	0.8%
Other Assets and Liabilities	5.3%

**	As a percentage of net assets.

Rating	AMG Managers Global Income Opportunity Fund***
U.S. Government	4.6%
Aaa	11.0%
Aa	7.3%
A	17.3%
Baa	42.7%
Ba & lower	15.5%
N/R	1.6%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Mexican Bonos Bonds, Series M, 6.500%, 06/10/21*	2.7%
U.S. Treasury Notes, 0.875%, 04/30/17*	2.3
New Zealand Government Bonds, Series 423, 5.500%, 04/15/23*	2.2
Italy Buoni Poliennali Del Tesoro Bonds, 4.750%, 08/01/23*	1.6
Poland Government Bonds, Series 1023, 4.000%, 10/25/23*	1.6
Italy Buoni Poliennali Del Tesoro Bonds, 5.000%, 03/01/22*	1.5
Canadian Government Notes, 3.000%, 12/01/15	1.5
Spain Government Bonds, 4.300%, 10/31/19	1.4
Mexican Bonos Bonds, Series M, 6.500%, 06/09/22	1.3
Norway Government Bonds, Series 473, 4.500%, 05/22/19	1.2

Top Ten as a Group	17.3%

*	Top Ten Holdings as of December 31, 2014

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2015

	Principal Amount†		Value
Asset-Backed Securities - 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/21 (a)		$155,000	$154,602
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.304%, 03/19/18 (07/17/15)[1]	EUR	100,000	111,031
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		82,307	85,129
Total Asset-Backed Securities (cost $371,973)			350,762
Corporate Bonds and Notes - 56.2%
Financials - 22.7%
AIB Mortgage Bank, EMTN, 4.875%, 06/29/17	EUR	345,000	419,525
Alfa, SAB de CV, 5.250%, 03/25/24 (a)[4]		200,000	205,000
Ally Financial, Inc., 3.500%, 01/27/19		135,000	133,987
AXA SA, 7.125%, 12/15/20	GBP	50,000	92,368
Banco Latinoamericano de Comercio Exterior, S.A.,
3.250%, 05/07/20 (a)		150,000	149,250
3.750%, 04/04/17 (a)		150,000	153,750
Banco Votorantim, S.A., 6.250%, 05/16/16 (a)	BRL	300,000	118,008
Bank of America Corp.,
5.700%, 01/24/22		140,000	158,922
MTN, 4.200%, 08/26/24[4]		130,000	129,687
The Bank of New York Mellon Corp., Series G, 2.150%, 02/24/20		285,000	281,993
The Bank of Nova Scotia, 1.450%, 04/25/18		345,000	343,341
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 03/05/18 (a)		250,000	249,441
Barclays PLC, 3.650%, 03/16/25		200,000	189,160
BOC Aviation Pte, Ltd., 3.000%, 03/30/20		200,000	196,810
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	190,000
CIMPOR Financial Operations BV, 5.750%, 07/17/24 (a)		210,000	170,100
Citigroup, Inc.,
3.875%, 03/26/25		10,000	9,579
4.000%, 08/05/24		45,000	44,404
4.400%, 06/10/25		30,000	29,888
Credit Agricole, S.A.,
4.375%, 03/17/25 (a)		200,000	191,584
7.500%, 04/29/49[3,9]	GBP	100,000	154,889
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	113,861
General Electric Capital Corp., Series A, 7.125%, 12/29/49[3,9]		200,000	230,750
General Motors Financial Co., Inc.,
3.150%, 01/15/20		285,000	286,336
3.450%, 04/10/22		135,000	132,280
4.375%, 09/25/21		190,000	197,201
The Goldman Sachs Group, Inc., 3.375%, 02/01/18	CAD	200,000	166,841
HCP, Inc., 3.400%, 02/01/25		65,000	61,026

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 22.7% (continued)
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		$200,000	$207,088
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	320,000	242,932
Itau Unibanco Holding, S.A., 2.850%, 05/26/18 (a)		200,000	198,400
JPMorgan Chase & Co., 3.875%, 02/01/24		75,000	76,223
Lloyds Banking Group PLC, 4.500%, 11/04/24		200,000	200,118
Morgan Stanley,
3.750%, 02/25/23		100,000	101,114
GMTN, 5.750%, 02/14/17	GBP	50,000	83,873
Mubadala GE Capital, Ltd., 3.000%, 11/10/19 (a)		235,000	232,944
National Australia Bank, Ltd., GMTN, 6.750%, 06/26/23[3]	EUR	100,000	129,179
Nomura Holdings, Inc., GMTN, 2.750%, 03/19/19		240,000	242,218
Old Republic International Corp., 4.875%, 10/01/24		100,000	103,456
Royal Bank of Scotland Group PLC, 6.000%, 12/19/23		230,000	243,554
Santander Holdings USA, Inc., 2.650%, 04/17/20		215,000	211,369
Shell International Finance BV, 3.250%, 05/11/25		100,000	99,028
Shinhan Bank, 2.250%, 04/15/20 (a)		215,000	212,299
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	147,181
Societe Generale, S.A.,
4.250%, 04/14/25 (a)		465,000	437,221
6.750%, 04/07/49[3,9]	EUR	105,000	116,723
SUAM Finance BV, 4.875%, 04/17/24 (a)		245,000	246,837
TC Ziraat Bankasi A.S., 4.250%, 07/03/19 (a)		215,000	214,677
Turkiye Halk Bankasi A.S., 4.750%, 02/11/21 (a)		200,000	196,400
UniCredit S.P.A., EMTN, 6.950%, 10/31/22	EUR	150,000	193,237
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (a)		200,000	197,750
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	206,000
Total Financials			9,339,802
Industrials - 29.4%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	192,754
Albemarle Corp., 3.000%, 12/01/19		81,000	81,157
Altice, S.A., 7.750%, 05/15/22 (a)		200,000	193,500
America Movil SAB de CV, 6.450%, 12/05/22	MXN	40,000	243,805
Anadarko Petroleum Corp., 3.450%, 07/15/24[4]		85,000	83,757
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	191,324
ArcelorMittal, 7.500%, 03/01/41 (b)		120,000	117,600
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		30,000	31,820
AT&T, Inc., 4.750%, 05/15/46		113,000	102,827
Bell Canada, 5.410%, 09/26/16	CAD	160,000	134,189

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 29.4% (continued)
Bharti Airtel International Netherlands BV,
5.125%, 03/11/23 (a)		$205,000	$214,020
5.350%, 05/20/24 (a)		265,000	280,603
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	80,570
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	187,334
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23		205,000	205,384
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 2.450%, 05/01/20 (a)		40,000	39,744
CNOOC Finance 2015 Australia Pty, Ltd., 2.625%, 05/05/20		200,000	197,385
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	198,250
Continental Resources, Inc.,
3.800%, 06/01/24[4]		120,000	109,536
4.500%, 04/15/23		35,000	33,747
DP World, Ltd., 3.250%, 05/18/20 (a)[4]		200,000	198,500
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	152,262
5.875%, 09/18/23		130,000	136,500
5.875%, 05/28/45		135,000	119,137
Embraer Netherlands Finance BV, 5.050%, 06/15/25		50,000	49,875
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	198,028
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		265,000	270,307
FedEx Corp., 4.000%, 01/15/24		180,000	186,698
Freeport-McMoRan, Inc., 4.550%, 11/14/24[4]		120,000	111,813
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)		200,000	168,500
General Motors Co., 4.000%, 04/01/25		120,000	117,796
HCA, Inc., 4.750%, 05/01/23		115,000	116,437
INEOS Group Holdings, S.A., 5.750%, 02/15/19	EUR	100,000	112,695
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	128,050
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		250,000	251,053
KB Home, 4.750%, 05/15/19		25,000	24,812
Kinder Morgan Energy Partners LP, 4.250%, 09/01/24		220,000	214,266
Kinder Morgan, Inc., 4.300%, 06/01/25		175,000	168,944
Methanex Corp., 3.250%, 12/15/19		241,000	242,470
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	192,306
MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (a)		200,000	198,500
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	216,850
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	203,981
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 06/30/21 (a)[4]		85,000	65,450
Odebrecht Offshore Drilling Finance, Ltd., 6.750%, 10/01/22 (a), (b)		183,820	131,891
Oi, S.A., 9.750%, 09/15/16 (a)	BRL	300,000	89,737

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 29.4% (continued)
Pacific Rubiales Energy Corp.,
5.125%, 03/28/23 (a)[4]		$315,000	$225,225
5.625%, 01/19/25 (a)		135,000	97,875
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24		260,000	260,894
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	189,030
Pertamina Persero PT, 4.300%, 05/20/23 (a)[4]		425,000	406,937
Petrobras Global Finance BV,
4.375%, 05/20/23		240,000	209,090
5.750%, 01/20/20		160,000	158,534
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	81,750
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	269,582
SoftBank Corp., 4.500%, 04/15/20 (a)		200,000	200,750
Southern Copper Corp., 3.875%, 04/23/25		130,000	125,208
Telecom Italia Capital, S.A., 6.375%, 11/15/33		45,000	46,125
Telstra Corp., Ltd., 3.125%, 04/07/25 (a)		245,000	239,310
Tenet Healthcare Corp.,
3.786%, 06/15/20 (09/15/15) (a)[1]		105,000	105,919
4.375%, 10/01/21		10,000	9,775
4.500%, 04/01/21		105,000	103,950
Time Warner Cable, Inc., 5.250%, 07/15/42	GBP	125,000	180,565
Transocean, Inc., 4.300%, 10/15/22 (b)[4]		40,000	30,100
Transportadora de Gas del Sur, S.A., 9.625%, 05/14/20 (a)		179,604	181,400
Tupy Overseas, S.A., 6.625%, 07/17/24 (a)		200,000	195,750
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	252,812
Vale Overseas, Ltd., 6.875%, 11/21/36		115,000	111,183
Vale, S.A., 5.625%, 09/11/42		380,000	320,025
Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20 (a)		80,000	82,600
Verizon Communications, Inc., 5.050%, 03/15/34		290,000	291,951
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)		205,000	207,306
YPF, S.A., 8.750%, 04/04/24 (a)		490,000	497,350
Total Industrials			12,067,160
Utilities - 4.1%
AES Corp., 5.500%, 03/15/24		30,000	28,875
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	61,230
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	201,941
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	130,446
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	157,784
Eskom Holdings SOC, Ltd., 7.125%, 02/11/25 (a)[4]		200,000	202,356
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	209,000

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 4.1% (continued)
Pacific Gas & Electric Co., 3.500%, 06/15/25		$180,000	$179,675
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	229,148
Transelec, S.A., 4.250%, 01/14/25 (a)		260,000	260,372
Total Utilities			1,660,827
Total Corporate Bonds and Notes (cost $23,774,373)			23,067,789
Foreign Government and Agency Obligations - 31.3%
Brazil Letras do Tesouro Nacional Notes, 14.190%, 07/01/16[6]	BRL	645,000	181,405
Brazil Notas do Tesouro Nacional Serie F Notes, 10.000%, 01/01/19	BRL	500,000	148,577
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	214,649
Notes, 1.250%, 09/01/18	CAD	310,000	254,150
Notes, 3.000%, 12/01/15	CAD	735,000	594,338
Corp. Andina de Fomento Notes, 4.375%, 06/15/22		280,000	302,726
Dominican Republic International,
Bonds, 8.625%, 04/20/27 (a)		100,000	119,500
Notes, 5.500%, 01/27/25 (a)		125,000	125,313
Export Credit Bank of Turkey Notes, 5.000%, 09/23/21 (a)		200,000	201,152
Export-Import Bank of Korea Notes, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	131,299
Hungary Government International Notes, 5.375%, 03/25/24		140,000	151,725
Iceland Government International Notes, 5.875%, 05/11/22 (a)		300,000	338,739
Indonesia Government International Bonds, 5.125%, 01/15/45 (a)		200,000	190,750
Indonesia Treasury Notes, Series FR69, 7.875%, 04/15/19	IDR	6,300,000,000	468,352
Inter-American Development Bank Notes, 8.645%, 08/20/15[6]	IDR	750,000,000	55,393
Italy Buoni Poliennali Del Tesoro,
Bonds, 1.500%, 06/01/25	EUR	95,000	98,666
Bonds, 4.500%, 08/01/18	EUR	200,000	248,904
Bonds, 4.750%, 08/01/23 (a)	EUR	500,000	668,519
Bonds, 5.000%, 03/01/22	EUR	450,000	605,230
Korea Treasury Notes, Series 1709, 2.750%, 09/10/17	KRW	475,000,000	434,914
Mexican Bonos,
Bonds, Series M, 6.500%, 06/10/21	MXN	16,950,000	1,122,948
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	537,849
New South Wales Treasury Corp. Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	274,044
New Zealand Government,
Bonds, 3.000%, 09/20/30	NZD	295,000	224,803
Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	918,558
Notes, Series 319, 5.000%, 03/15/19	NZD	520,000	377,407
Norway Government,
Bonds, Series 473, 4.500%, 05/22/19 (a)	NOK	3,450,000	498,349
Bonds, Series 475, 2.000%, 05/24/23 (a)	NOK	3,630,000	475,549

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 31.3% (continued)
Poland Government,
Bonds, Series 1019, 5.500%, 10/25/19	PLN	655,000	$195,281
Bonds, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	650,516
South Africa Government,
Bonds, Series 2023, 7.750%, 02/28/23	ZAR	2,500,000	200,848
Bonds, Series R186, 10.500%, 12/21/26[4]	ZAR	2,350,000	224,801
Spain Government,
Bonds, 1.600%, 04/30/25 (a)	EUR	95,000	99,842
Bonds, 4.300%, 10/31/19 (a)	EUR	455,000	577,084
Bonds, 4.400%, 10/31/23 (a)	EUR	170,000	222,743
Turkey Government Notes, Series 5Y, 6.300%, 02/14/18	TRY	605,000	209,514
U.K. Gilt,
Bonds, 3.750%, 09/07/19	GBP	150,000	259,282
Bonds, 4.000%, 03/07/22	GBP	145,000	260,737
Total Foreign Government and Agency Obligations (cost $14,520,392)			12,864,456
Mortgage-Backed Securities - 1.2%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.989%, 08/10/45[3]		81,705	87,192
Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 07/12/47 (a)	CAD	315,000	257,105
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 04/15/49[3]		50,000	52,877
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	78,779
Total Mortgage-Backed Securities (cost $513,650)			475,953

		Shares
Preferred Stocks - 0.9%
Financials - 0.7%
The PNC Financial Services Group, Inc., Series Q, 5.375%[9]		12,000	289,680
Utilities - 0.2%
Dominion Resources, Inc., Series A, 6.125%[5]		665	35,637
Dominion Resources, Inc., Series B, 6.000%[5]		501	26,969
Total Utilities			62,606
Total Preferred Stocks (cost $304,374)			352,286

		Principal Amount†
U.S. Government - 4.3%
U.S. Treasury Notes,
0.250%, 07/15/15		$405,000	405,032
0.625%, 02/15/17		420,000	420,558
0.875%, 04/30/17		930,000	934,723
1.500%, 07/31/16		25,000	25,305
Total U.S. Government (cost $1,781,780)			1,785,618

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 5.1%
Repurchase Agreements - 3.6%[7]
Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $474,548 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65 totaling $484,037)	474,546	474,546
Total Repurchase Agreements		1,474,546

	Shares
Other Investment Companies - 1.5%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	603,444	603,444
Total Short-Term Investments (cost $2,077,990)		2,077,990
Total Investments - 99.8% (cost $43,344,532)		40,974,854
Other Assets, less Liabilities - 0.2%		92,225
Net Assets - 100.0%		$41,067,079

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Fund Snapshots (unaudited)

June 30, 2015

PORTFOLIO BREAKDOWN
Sector	AMG Managers Special Equity Fund**	Russell 2000® Growth Index
Health Care	25.9%	27.7%
Information Technology	24.0%	23.9%
Consumer Discretionary	17.3%	18.3%
Industrials	11.9%	13.2%
Financials	10.8%	7.1%
Consumer Staples	4.1%	3.1%
Energy	1.9%	1.7%
Materials	1.1%	4.2%
Telecommunication Services	0.5%	0.7%
Utilities	0.1%	0.1%
Other Assets and Liabilities	2.4%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
MarketAxess Holdings, Inc.	1.9%
G-III Apparel Group, Ltd.*	1.9
MAXIMUS, Inc.*	1.7
Ellie Mae, Inc.	1.7
Asbury Automotive Group, Inc.	1.7
PrivateBancorp, Inc.*	1.6
ICON PLC*	1.5
Cambrex Corp.	1.5
Proto Labs, Inc.*	1.3
Silicon Laboratories, Inc.*	1.3

Top Ten as a Group	16.1%

*	Top Ten Holdings as of December 31, 2014

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2015

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 17.3%
2U, Inc.*	28,946	$931,772
American Axle & Manufacturing Holdings, Inc.*	19,500	407,745
American Eagle Outfitters, Inc.	26,711	459,963
Asbury Automotive Group, Inc.*	41,233	3,736,535
Big Lots, Inc.	7,468	335,985
Boyd Gaming Corp.*	62,147	929,098
Brunswick Corp.	5,734	291,631
Buffalo Wild Wings, Inc.*	1,881	294,734
Build-A-Bear Workshop, Inc.*	22,000	351,780
Burlington Stores, Inc.*	2,506	128,307
Capella Education Co.	1,425	76,480
The Children’s Place, Inc.	4,271	279,366
Columbia Sportswear Co.	6,292	380,414
Cracker Barrel Old Country Store, Inc.[4]	9,344	1,393,751
Denny’s Corp.*	18,600	215,946
DineEquity, Inc.	5,180	513,286
Dorman Products, Inc.*,[4]	25,920	1,235,347
Express, Inc.*	18,634	337,462
G-III Apparel Group, Ltd.*	59,730	4,202,006
Grand Canyon Education, Inc.*	7,786	330,126
The Habit Restaurants, Inc., Class A*	6,969	218,060
Iconix Brand Group, Inc.*	12,487	311,800
IMAX Corp.*	21,789	877,443
Jack in the Box, Inc.	6,555	577,889
Krispy Kreme Doughnuts, Inc.*	51,240	986,882
La Quinta Holdings, Inc.*	25,606	585,097
LifeLock, Inc.*	37,071	607,964
MarineMax, Inc.*	19,433	456,870
Monro Muffler Brake, Inc.	27,370	1,701,319
Nutrisystem, Inc.	19,220	478,194
Outerwall, Inc.[4]	18,143	1,380,864
PetMed Express, Inc.	30,900	533,643
Pinnacle Entertainment, Inc.*	15,820	589,770
Popeyes Louisiana Kitchen, Inc.*	14,337	860,077
Rentrak Corp.*,[4]	10,957	764,799
Restoration Hardware Holdings, Inc.*	7,596	741,597
Select Comfort Corp.*	20,097	604,317
Skechers U.S.A., Inc., Class A*	10,820	1,187,927
Sonic Corp.	82,373	2,372,342

	Shares	Value
Steven Madden, Ltd.*	52,170	$2,231,833
Sturm Ruger & Co., Inc.	4,210	241,865
Tuesday Morning Corp.*	45,690	514,698
Tupperware Brands Corp.	7,251	467,980
Vince Holding Corp.*	8,336	99,865
Wayfair, Inc., Class A*,[4]	17,206	647,634
Weight Watchers International, Inc.*	214,592	1,040,771
Wolverine World Wide, Inc.	5,024	143,084
Zoe’s Kitchen, Inc.*,[4]	11,543	472,570
zulily, Inc., Class A*	14,477	188,780
Zumiez, Inc.*	15,200	404,776
Total Consumer Discretionary		39,122,444
Consumer Staples - 4.1%
Calavo Growers, Inc.	12,253	636,298
Cal-Maine Foods, Inc.	10,500	548,100
Casey’s General Stores, Inc.	2,934	280,901
The Hain Celestial Group, Inc.*	7,138	470,109
Inter Parfums, Inc.	9,500	322,335
J&J Snack Foods Corp.	15,450	1,709,852
Medifast, Inc.*	18,703	604,481
Sanderson Farms, Inc.[4]	17,183	1,291,475
TreeHouse Foods, Inc.*	34,570	2,801,207
USANA Health Sciences, Inc.*	4,225	577,389
Total Consumer Staples		9,242,147
Energy - 1.9%
Abraxas Petroleum Corp.*	63,700	187,915
Alon USA Energy, Inc.	6,100	115,290
Basic Energy Services, Inc.*	18,686	141,079
Delek US Holdings, Inc.	4,269	157,185
GasLog, Ltd.[4]	20,294	404,865
Matador Resources Co.*	31,900	797,500
Matrix Service Co.*	4,100	74,948
PDC Energy, Inc.*	21,509	1,153,743
Pioneer Energy Services Corp.*	106,019	672,160
REX American Resources Corp.*	7,152	455,153
Tesco Corp.	16,800	183,120
Total Energy		4,342,958
Financials - 10.8%
AmTrust Financial Services, Inc.	12,349	808,983
BancorpSouth, Inc.	102,810	2,648,386
Bank of the Ozarks, Inc.	25,352	1,159,854

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 10.8% (continued)
BGC Partners, Inc., Class A	13,800	$120,750
Cash America International, Inc.	1,261	33,026
Credit Acceptance Corp.*	3,474	855,229
Encore Capital Group, Inc.*,4	12,932	552,714
Essent Group, Ltd.*	5,000	136,750
Greenhill & Co., Inc.	11,700	483,561
HCI Group, Inc.	1,640	72,504
Infinity Property & Casualty Corp.	4,030	305,635
Janus Capital Group, Inc.	25,762	441,045
MarketAxess Holdings, Inc.	47,462	4,403,050
The Navigators Group, Inc.*	1,260	97,726
Noah Holdings, Ltd., Sponsored ADR*	8,895	268,896
Pinnacle Financial Partners, Inc.	21,570	1,172,761
PrivateBancorp, Inc.	89,378	3,559,032
South State Corp.	25,950	1,971,941
Springleaf Holdings, Inc.*	38	1,745
Stifel Financial Corp.*	7,937	458,282
SVB Financial Group*	3,589	516,744
Universal Insurance Holdings, Inc.	34,458	833,884
Western Alliance Bancorp*	22,010	743,057
WisdomTree Investments, Inc.[4]	88,046	1,933,930
World Acceptance Corp.*	13,107	806,212
Total Financials		24,385,697
Health Care - 25.9%
ABIOMED, Inc.*	21,153	1,390,387
ACADIA Pharmaceuticals, Inc.*,4	11,185	468,428
Aceto Corp.	72,550	1,786,907
Adamas Pharmaceuticals, Inc.*	9,000	235,980
Aduro Biotech, Inc.*,4	1,765	53,532
Affymetrix, Inc.*,4	23,500	256,620
Agenus, Inc.*	23,200	200,216
Agios Pharmaceuticals, Inc.*,4	2,423	269,292
Air Methods Corp.*	36,800	1,521,312
Amedisys, Inc.*	6,035	239,771
Amicus Therapeutics, Inc.*	25,300	357,995
Anacor Pharmaceuticals, Inc.*	9,914	767,641
Bluebird Bio, Inc.*	4,326	728,369
Blueprint Medicines Corp.*	4,331	114,728
Cambrex Corp.*	78,372	3,443,666
Cantel Medical Corp.	28,207	1,513,870

	Shares	Value
Cara Therapeutics, Inc.*	15,600	$189,540
Celldex Therapeutics, Inc.*	19,892	501,676
Centene Corp.*	11,488	923,635
Cepheid, Inc.*	13,703	837,938
Charles River Laboratories International, Inc.*	974	68,511
Chemed Corp.	10,301	1,350,462
Chimerix, Inc.*	2,700	124,740
Clovis Oncology, Inc.*	7,877	692,231
CTI BioPharma Corp.*	55,900	109,005
Depomed, Inc.*	14,072	301,985
DexCom, Inc.*	5,826	465,963
Diplomat Pharmacy, Inc.*	18,052	807,827
Dyax Corp.*	14,932	395,698
Eagle Pharmaceuticals, Inc.*	20,140	1,628,520
Endologix, Inc.*	21,426	328,675
Evolent Health, Inc., Class*	13,068	254,826
ExamWorks Group, Inc.*	7,631	298,372
Five Prime Therapeutics, Inc.*	5,400	134,136
Flexion Therapeutics, Inc.*	7,200	157,608
Fluidigm Corp.*	6,096	147,523
Foundation Medicine, Inc.*	6,662	225,442
Genocea Biosciences, Inc.*,4	14,200	194,966
Geron Corp.*	35,812	153,275
HealthEquity, Inc.*	5,295	169,705
ICON PLC*	51,872	3,490,986
IGI Laboratories, Inc.*	106,628	671,756
ImmunoGen, Inc.*,4	12,700	182,626
Immunomedics, Inc.*	28,800	116,928
Infinity Pharmaceuticals, Inc.*	10,200	111,690
Inogen, Inc.*	4,363	194,590
Inovio Pharmaceuticals, Inc.*,4	20,490	167,198
Intersect ENT, Inc.*	9,713	278,083
Invacare Corp.	4,665	100,904
Ironwood Pharmaceuticals, Inc.*	10,100	121,806
Isis Pharmaceuticals, Inc.*,4	12,212	702,801
Juno Therapeutics, Inc.*,4	5,639	300,728
Lannett Co., Inc.*,4	32,409	1,926,391
LDR Holding Corp.*	13,265	573,711
Medidata Solutions, Inc.*	54,863	2,980,158
Merge Healthcare, Inc.*	55,900	268,320
Merrimack Pharmaceuticals, Inc.*,4	49,687	614,380

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 25.9% (continued)
Molina Healthcare, Inc.*	6,600	$463,980
Natus Medical, Inc.*	22,711	966,580
Neogen Corp.*	16,810	797,466
Neurocrine Biosciences, Inc.*	6,573	313,926
Nevro Corp.*	6,076	326,585
NxStage Medical, Inc.*	13,097	187,091
OPKO Health, Inc.*,4	13,300	213,864
PAREXEL International Corp.*	17,928	1,152,949
PDL BioPharma, Inc.[4]	106,678	685,940
Peregrine Pharmaceuticals, Inc.*	118,900	155,759
PRA Health Sciences, Inc.*	24,390	886,089
Press Ganey Holdings, Inc.*	10,946	313,822
Prestige Brands Holdings, Inc.*	58,759	2,717,016
The Providence Service Corp.*	30,371	1,344,828
PTC Therapeutics, Inc.*	2,194	105,597
Receptos, Inc.*	3,117	592,386
Repligen Corp.*	18,050	744,924
Sage Therapeutics, Inc.*,4	10,582	772,486
Sagent Pharmaceuticals, Inc.*	44,260	1,075,961
SciClone Pharmaceuticals, Inc.*	13,662	134,161
Spark Therapeutics, Inc.*,4	6,557	395,190
Supernus Pharmaceuticals, Inc.*	61,280	1,040,534
Surgical Care Affiliates, Inc.*	17,466	670,345
SurModics, Inc.*	7,100	166,282
Synta Pharmaceuticals Corp.*	37,700	84,071
Team Health Holdings, Inc.*	23,478	1,533,817
TESARO, Inc.*	9,493	558,093
U.S. Physical Therapy, Inc.	7,480	409,605
Ultragenyx Pharmaceutical, Inc.*	6,612	677,003
Vascular Solutions, Inc.*	15,098	524,203
Veeva Systems, Inc., Class A*,4	16,078	450,666
Vical, Inc.*	85,400	59,780
Xencor, Inc.*	10,700	235,079
XOMA Corp.*,4	39,340	152,639
Zeltiq Aesthetics, Inc.*	36,714	1,081,962
Total Health Care		58,604,708
Industrials - 11.9%
AAON, Inc.	35,020	788,650
Advanced Drainage Systems, Inc.	44,050	1,291,987
Air Lease Corp.	7,497	254,148

	Shares	Value
Alaska Air Group, Inc.	1,542	$99,351
American Woodmark Corp.*	11,400	625,290
Apogee Enterprises, Inc.	7,739	407,381
Astronics Corp.*	8,931	633,119
Blount International, Inc.*	15,137	165,296
Celadon Group, Inc.	49,380	1,021,178
Deluxe Corp.	23,138	1,434,556
Douglas Dynamics, Inc.	19,300	414,564
Dycom Industries, Inc.*	17,258	1,015,633
EnerSys	25,880	1,819,105
Essendant, Inc.	10,802	423,979
Exponent, Inc.	10,760	481,833
The Greenbrier Cos., Inc.[4]	17,253	808,303
Hawaiian Holdings, Inc.*	24,572	583,585
Hexcel Corp.	9,780	486,457
HNI Corp.	18,545	948,577
Hyster-Yale Materials Handling, Inc.	4,249	294,371
Kadant, Inc.	8,800	415,360
Knoll, Inc.	31,769	795,178
Matson, Inc.	13,790	579,732
Meritor, Inc.*	39,263	515,131
Proto Labs, Inc.*,4	45,006	3,037,004
RBC Bearings, Inc.*	6,504	466,727
RPX Corp.*	7,500	126,750
Saia, Inc.*	33,736	1,325,487
TASER International, Inc.*,4	12,431	414,077
Trex Co., Inc.*	10,963	541,901
US Ecology, Inc.	8,782	427,859
Wabash National Corp.*	99,714	1,250,414
WageWorks, Inc.*	58,690	2,374,011
West Corp.	24,136	726,494
Total Industrials		26,993,488
Information Technology - 24.0%
Alliance Fiber Optic Products, Inc.[4]	24,100	447,055
Ambarella, Inc.*,4	10,898	1,119,116
Arista Networks, Inc.*,4	5,241	428,399
Aspen Technology, Inc.*	2,120	96,566
Barracuda Networks, Inc.*	22,665	897,987
Benefitfocus, Inc.*,4	14,126	619,425
Cardtronics, Inc.*	9,130	338,267
Cavium, Inc.*	13,566	933,476

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.0% (continued)
CEVA, Inc.*	40,843	$793,579
Cheetah Mobile, Inc., ADR*	4,916	141,138
Cimpress N.V.*,4	9,471	797,080
Cirrus Logic, Inc.*	12,770	434,563
Cognex Corp.	16,123	775,516
comScore, Inc.*	11,235	598,376
Cray, Inc.*	10,825	319,446
Criteo, S.A., Sponsored ADR*	16,408	782,169
CSG Systems International, Inc.	15,800	500,228
CyberArk Software, Ltd.*	10,852	681,723
Demandware, Inc.*	7,953	565,299
DTS, Inc.*	3,400	103,666
Ellie Mae, Inc.*	55,044	3,841,521
Envestnet, Inc.*	37,906	1,532,540
EPAM Systems, Inc.*	22,906	1,631,594
Euronet Worldwide, Inc.*	9,290	573,193
FireEye, Inc.*	14,695	718,732
Gigamon, Inc.*	7,527	248,316
Glu Mobile, Inc.*	67,545	419,454
Gogo, Inc.*,4	43,901	940,798
GrubHub, Inc.*	16,678	568,219
The Hackett Group, Inc.	16,500	221,595
Infinera Corp.*	65,369	1,371,442
Integrated Device Technology, Inc.*	20,749	450,253
InterDigital, Inc.	16,713	950,803
IPG Photonics Corp.*	4,998	425,705
LogMeln, Inc.*	17,835	1,150,180
Luxoft Holding, Inc.*	1,785	100,942
Manhattan Associates, Inc.*	41,182	2,456,506
Materialise N.V., ADR*,2,4	7,980	72,578
MAXIMUS, Inc.	59,399	3,904,296
Methode Electronics, Inc.	10,000	274,500
MicroStrategy, Inc., Class A*	2,500	425,200
Monolithic Power Systems, Inc.	9,316	472,414
NetScout Systems, Inc.*,4	12,340	452,508
NeuStar, Inc., Class A*,4	50,985	1,489,272
Nimble Storage, Inc.*,4	19,926	559,124
Paycom Software, Inc.*	15,728	537,111

	Shares	Value
Paylocity Holding Corp.*	19,504	$699,218
Polycom, Inc.*	88,415	1,011,467
Proofpoint, Inc.*	10,157	646,696
Qualys, Inc.*,4	20,270	817,895
Rambus, Inc.*	50,138	726,500
Rogers Corp.*	1,100	72,754
Rubicon Technology, Inc.*	42,300	102,789
Ruckus Wireless, Inc.*	112,447	1,162,702
Science Applications International Corp.	1,500	79,275
Shopify, Inc., Class A*	294	9,981
Silicon Laboratories, Inc.*	55,990	3,024,020
Sohu.com, Inc.*	4,665	275,655
SPS Commerce, Inc.*	15,890	1,045,562
SunPower Corp.*	25,014	710,648
Sykes Enterprises, Inc.*	19,390	470,208
Synaptics, Inc.*	7,302	633,339
Synchronoss Technologies, Inc.*	13,625	623,071
Tableau Software, Inc., Class A*	5,008	577,422
Tessera Technologies, Inc.	25,318	961,577
Tyler Technologies, Inc.*	3,963	512,733
The Ultimate Software Group, Inc.*	3,278	538,707
VASCO Data Security International, Inc.*,4	10,639	321,191
Virtusa Corp.*	6,169	317,087
Web.com Group, Inc.*	31,493	762,760
WebMD Health Corp.*	4,140	183,319
Xcerra Corp.*	41,200	311,884
Youku, Inc., ADR*	11,633	285,357
Zendesk, Inc.*	18,948	420,835
Total Information Technology		54,466,522
Materials - 1.1%
Berry Plastics Group, Inc.*	10,296	333,590
Graphic Packaging Holding Co.	19,160	266,899
Innospec, Inc.	6,400	288,256
Minerals Technologies, Inc.	8,070	549,809
Trinseo, S.A.*,4	16,200	434,808
U.S. Concrete, Inc.*	14,717	557,627
Worthington Industries, Inc.	4,112	123,607
Total Materials		2,554,596

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	32,854	$1,111,779
Utilities - 0.1%
Vivint Solar, Inc.*,4	21,287	259,063
Total Common Stocks (cost $175,330,806)		221,083,402

	Principal Amount
Short-Term Investments - 8.3%
Repurchase Agreements -7.2%[7]
Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $3,894,623 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $3,972,499)	$ 3,894,607	3,894,607
Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $3,894,626 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48, and cash totaling $3,972,480)	3,894,607	3,894,607
Nomura Securities International, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $3,894,622 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/31/15 - 05/20/65 totaling $3,972,500)	3,894,607	3,894,607

	Principal Amount	Value
RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $2,859,866 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 - 02/20/65, totaling $2,917,055)	$ 2,859,858	$2,859,858
State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $1,854,620 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $1,892,412)	1,854,610	1,854,610
Total Repurchase Agreements		16,398,289

	Shares
Other Investment Companies - 1.1%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	2,434,571	2,434,571
Total Short-Term Investments (cost $18,832,860)		18,832,860
Total Investments - 105.9% (cost $194,163,666)		239,916,262
Other Assets, less Liabilities - (5.9)%		(13,341,792)
Net Assets - 100.0%		$226,574,470

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Bond Fund	$2,645,959,652	$166,495,346	$(56,527,869)	$109,967,477
AMG Managers Global Income Opportunity Fund	43,278,094	987,061	(3,290,301)	(2,303,240)
AMG Managers Special Equity Fund	196,310,662	49,396,859	(5,791,259)	43,605,600

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$327,430,385	12.0%
AMG Managers Global Income Opportunity Fund	15,845,891	38.6%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security. The rate listed is as of June 30, 2015. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at June 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$57,501,377	2.1%
AMG Managers Special Equity Fund	72,578	0.03%

[3]	Variable Rate Security. The rate listed is as of June 30, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these shares were out on loan to various brokers as of June 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$35,247,676	1.3%
AMG Managers Global Income Opportunity Fund	1,413,570	3.4%
AMG Managers Special Equity Fund	16,329,692	7.2%

[5]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at June 30, 2015, amounted to the following:

Convertible Bonds

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$67,700,910	2.5%

Convertible Preferred Stock

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$17,094,441	0.6%
AMG Managers Global Income Opportunity Fund	62,606	0.2%

[6]	Represents yield to maturity at June 30, 2015.
[7]	Collateral received from brokers for securities lending was invested in these short-term investments.
[8]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

Country	AMG Managers Bond Fund*
Australia	0.9%
Bermuda	1.1%
Brazil	0.3%
Canada	1.2%
Cayman Islands	0.2%
France	0.3%
Iceland	0.3%
India	0.0%#
Ireland	0.4%
Luxembourg	1.4%
Malaysia	0.1%
Mexico	3.5%
Netherlands	1.4%
New Zealand	0.4%
Norway	0.2%
South Korea	0.1%
Spain	0.1%
United Arab Emirates	0.9%
United Kingdom	1.9%
United States	85.3%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of long-term investments as of June 30, 2015.

Country	AMG Managers Global Income Opportunity Fund*
Argentina	1.7%
Australia	2.2%
Bermuda	0.4%
Brazil	2.7%
Canada	5.7%
Cayman Islands	1.6%
Chile	0.7%
China	0.5%
Colombia	3.1%
Dominican Republic	0.6%
France	2.6%
Hungary	0.4%
Iceland	0.9%
Indonesia	3.2%
Ireland	1.1%
Israel	0.7%
Italy	4.7%
Japan	1.8%
Luxembourg	2.7%
Mauritius	0.5%
Mexico	6.8%
Morocco	0.5%
Netherlands	5.4%
New Zealand	3.9%
Norway	2.5%
Panama	0.8%
Peru	0.7%
Philippines	0.2%
Poland	2.2%
Singapore	0.5%
South Africa	1.6%
South Korea	2.5%
Spain	2.3%
Turkey	3.1%
United Arab Emirates	1.1%
United Kingdom	3.5%
United States	23.8%
Venezuela	0.8%

100.0%

*	As a percentage of long-term investments as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2015:

(See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$56,472,217	$21,580,834	$78,053,051
Common Stocks†	$19,709,125	—	—	19,709,125
Corporate Bonds and Notes††	—	1,439,273,929	—	1,439,273,929
Foreign Government and Agency Obligations	—	173,913,256	—	173,913,256
Mortgage-Backed Securities	—	34,000,831	—	34,000,831
Municipal Bonds	—	29,561,522	—	29,561,522
Preferred Stocks
Financials	10,078,358	—	—	10,078,358
Industrials	4,514,089	—	—	4,514,089
Materials	3,897,856	—	—	3,897,856
Utilities	329,688	56,223	—	385,911
U.S. Government and Agency Obligations††	—	908,206,471	—	908,206,471
Short-Term Investments
Repurchase Agreements	—	37,103,717	—	37,103,717
Other Investment Companies	17,229,013	—	—	17,229,013

Total Investments in Securities	$55,758,129	$2,678,588,166	$21,580,834	$2,755,927,129

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2015:

AMG Managers Bond Fund
Balance as of December 31, 2014	$22,194,033
Accrued discounts (premiums)	(4,256)
Realized gain (loss)	(5,074)
Change in unrealized appreciation (depreciation)	112,583
Purchases	—
Sales	(716,452)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2015	$21,580,834
Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015	$112,583

The Fund’s investment that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$350,762	—	$350,762
Corporate Bonds and Notes††	—	23,067,789	—	23,067,789
Foreign Government and Agency Obligations	—	12,864,456	—	12,864,456
Mortgage-Backed Securities	—	475,953	—	475,953
Preferred Stocks†	$352,286	—	—	352,286
U.S. Government††	—	1,785,618	—	1,785,618
Short-Term Investments
Repurchase Agreements	—	1,474,546	—	1,474,546
Other Investment Companies	603,444	—	—	603,444

Total Investments in Securities	$955,730	$40,019,124	—	$40,974,854

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$227,733	—	$227,733
Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(82,346)	—	(82,346)

Total Financial Derivative Instruments	—	$145,387	—	$145,387

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks
Health Care	$58,604,708	—	—	$58,604,708
Information Technology	54,393,944	$72,578	—	54,466,522
Consumer Discretionary	39,122,444	—	—	39,122,444
Industrials	26,993,488	—	—	26,993,488
Financials	24,385,697	—	—	24,385,697
Consumer Staples	9,242,147	—	—	9,242,147
Energy	4,342,958	—	—	4,342,958
Materials	2,554,596	—	—	2,554,596
Telecommunication Services	1,111,779	—	—	1,111,779
Utilities	259,063	—	—	259,063
Short-Term Investments
Repurchase Agreements	—	16,398,289	—	16,398,289
Other Investment Companies	2,434,571	—	—	2,434,571

Total Investments in Securities	$223,445,395	$16,470,867	—	$239,916,262

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/ depreciation of the instrument.

As of June 30, 2015, the Funds had no significant transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at June 30, 2015:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Global Income Opportunity Fund
	Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$227,733	Unrealized depreciation on foreign currency contracts	$82,346

For the year ended June 30, 2015, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/ (loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change In Unrealized Gain/(Loss)
AMG Managers Global Income Opportunity Fund
	Interest rate contracts	Net realized loss on futures contracts	$(824)	Net change in unrealized appreciation (depreciation) of futures contracts	$(6,108)
	Foreign exchange contracts	Net realized gain on foreign currency transactions	111,671	Net change in unrealized appreciation (depreciation) of foreign currency translations	41,541

		Totals	$110,847		$35,433

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

At June 30, 2015, the following Fund had foreign currency contracts (in U.S. dollars):

(See Note 9 in the Notes to Financial Statements.)

AMG Managers Global Income Opportunity Fund
Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
British Pound	Long	09/16/15	CS	$1,491,870	$1,469,906	$21,964
Euro	Long	07/28/15	CS	511,422	491,900	19,522
Euro	Long	09/16/15	MS	4,713,135	4,783,886	(70,751)
Japanese Yen	Long	09/16/15	CS	4,666,269	4,565,870	100,399
Australian Dollar	Short	08/27/15	CS	638,239	630,673	7,566
Brazilian Real	Short	09/09/15	CS	207,659	209,134	(1,475)
Canadian Dollar	Short	09/08/15	CS	553,756	555,925	(2,169)
Indonesian Rupiah	Short	07/14/15	CITI	297,066	299,173	(2,107)
Mexican Peso	Short	09/17/15	UBS	723,017	711,817	11,200
New Zealand Dollar	Short	09/16/15	CS	1,461,070	1,420,425	40,645
Norwegian Krone	Short	07/28/15	CS	491,900	497,091	(5,191)
Norwegian Krone	Short	09/16/15	UBS	190,317	190,970	(653)
Polish Zloty	Short	09/16/15	CITI	903,303	877,165	26,138
Swiss Franc	Short	09/16/15	UBS	64,667	64,368	299

			Totals	$16,913,690	$16,768,303	$145,387

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CITI:	Citibank N A
CS:	Credit Suisse
MS:	Morgan Stanley & Co. LLC
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
TRY:	Turkish Lira
ZAR:	South African Rand

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Assets:
Investments at value* (including securities on loan valued at $35,247,676, $1,413,570 and $16,329,692, respectively)	$2,755,927,129	$40,974,854	$239,916,262
Foreign currency**	897,808	868,482	—
Cash	—	25	1,000
Dividends, interest and other receivables	22,077,143	436,703	82,055
Receivable for investments sold	4,093,687	195,035	9,835,124
Receivable for Fund shares sold	3,752,031	112,290	97,139
Unrealized appreciation on foreign currency contracts	—	227,733	—
Receivable from affiliate	61,862	13,596	24,543
Prepaid expenses	74,551	11,950	23,600
Total assets	2,786,884,211	42,840,668	249,979,723
Liabilities:
Payable upon return of securities loaned	37,103,717	1,474,546	16,398,289
Payable for Fund shares repurchased	9,174,656	67,246	460,995
Payable for investments purchased	—	68,435	6,217,813
Unrealized depreciation on foreign currency contracts	—	82,346	—
Accrued expenses:
Investment advisory and management fees	1,429,561	23,587	171,136
Administrative fees	571,824	6,739	47,538
Shareholder servicing fees - Service Class	153,139	—	43,329
Trustee fees and expenses	6,527	192	1,723
Other	195,255	50,498	64,430
Total liabilities	48,634,679	1,773,589	23,405,253
Net Assets	$2,738,249,532	$41,067,079	$226,574,470
* Investments at cost	$2,641,099,282	$43,344,532	$194,163,666
** Foreign currency at cost	$906,481	$877,840	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Net Assets Represent:
Paid-in capital	$2,602,702,082	$45,278,017	$309,445,569
Undistributed (accumulated) net investment income (loss)	(189,538)	625,333	(373,234)
Accumulated net realized gain (loss) from investments	20,999,064	(2,599,612)	(128,250,461)
Net unrealized appreciation (depreciation) of investments	114,737,924	(2,236,659)	45,752,596
Net Assets	$2,738,249,532	$41,067,079	$226,574,470
Shares outstanding	n/a	2,128,083	n/a
Net asset value, offering and redemption price per share	n/a	$19.30	n/a
Service Class:
Net Assets	$1,822,442,244	n/a	$206,271,175
Shares outstanding	66,714,364	n/a	2,146,607
Net asset value, offering and redemption price per share	$27.32	n/a	$96.09
Institutional Class:
Net Assets	$915,807,288	n/a	$20,303,295
Shares outstanding	33,530,577	n/a	206,628
Net asset value, offering and redemption price per share	$27.31	n/a	$98.26

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2015

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Investment Income:
Interest income	$50,921,645	$914,483	—
Dividend income	814,500	10,031	$944,875 [1]
Securities lending income	75,642	1,578	189,511
Foreign withholding tax	(55,263)	(3,088)	(257)
Total investment income	51,756,524	923,004	1,134,129
Expenses:
Investment advisory and management fees	9,114,556	158,938	1,019,904
Administrative fees	3,645,823	45,411	283,307
Shareholder servicing fees - Service Class	962,788	—	259,144
Reports to shareholders	131,803	11,286	12,060
Custodian fees	120,122	27,360	34,796
Transfer agent fees	87,517	5,949	18,079
Trustees fees and expenses	77,777	1,268	6,390
Professional fees	73,465	20,159	15,436
Registration fees	39,972	8,522	10,692
Miscellaneous	23,650	467	2,236
Total expenses before offsets	14,277,473	279,360	1,662,044
Expense reimbursements	(335,557)	(77,255)	(144,964)
Expense reductions	—	—	(9,717)
Fee waivers	(20,670)	—	—
Net expenses	13,921,246	202,105	1,507,363

Net Investment income (loss)	37,835,278	720,899	(373,234)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	19,492,448	(523,808)	12,651,504
Net realized gain (loss) on foreign currency transactions	(319,345)	88,000	—
Net realized loss on futures contracts	—	(824)	—
Net change in unrealized appreciation (depreciation) of investments	(79,803,869)	(1,274,924)	7,117,250
Net change in unrealized appreciation (depreciation) of foreign currency translations	14,222	52,100	—
Net change in unrealized appreciation (depreciation) of futures contracts	—	(6,108)	—
Net realized and unrealized gain (loss)	(60,616,544)	(1,665,564)	19,768,754

Net increase (decrease) in net assets resulting from operations	$(22,781,266)	$(944,665)	$19,395,520

[1]	Includes non-recurring dividends of $468,877.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014

	AMG Managers Bond Fund		AMG Managers Global Income Opportunity Fund		AMG Managers Special Equity Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$37,835,278	$75,898,352	$720,899	$1,425,350	$(373,234)	$(1,929,755)
Net realized gain (loss) on investments, foreign currency and futures transactions	19,173,103	19,650,411	(436,632)	226,867	12,651,504	31,378,178
Net change in unrealized appreciation (depreciation) of investments, foreign currency and futures transactions	(79,789,647)	44,512,783	(1,228,932)	(853,882)	7,117,250	(27,506,007)
Net increase (decrease) in net assets resulting from operations	(22,781,266)	140,061,546	(944,665)	798,335	19,395,520	1,942,416
Distributions to Shareholders:
From net investment income:
Single Class Fund	—	—	—	(939,214)	—	—
Service Class	(22,370,582)	(53,905,501)	—	—	—	—
Institutional Class	(12,059,421)	(26,975,772)	—	—	—	—
From net realized gain on investments:
Single Class Fund	—	—	—	—	—	—
Service Class	—	(12,282,776)	—	—	—	—
Institutional Class	—	(6,717,285)	—	—	—	—
Total distributions to shareholders	(34,430,003)	(99,881,334)	—	(939,214)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(213,355,631)	677,749,792	(8,201,126)	2,058,911	(17,099,627)	(38,040,718)
Total increase (decrease) in net assets	(270,566,900)	717,930,004	(9,145,791)	1,918,032	2,295,893	(36,098,302)
Net Assets:
Beginning of period	3,008,816,432	2,290,886,428	50,212,870	48,294,838	224,278,577	260,376,879
End of period	$2,738,249,532	$3,008,816,432	$41,067,079	$50,212,870	$226,574,470	$224,278,577
End of period undistributed net investment income (loss)	$(189,538)	$(3,594,813)	$625,333	$(95,566)	$(373,234)	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Service Class†	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.88	$27.33	$27.93	$25.97	$25.61	$24.29
Income from Investment Operations:
Net investment income[1,2]	0.35	0.80	0.92	1.03	1.14	1.16
Net realized and unrealized gain (loss) on investments	(0.59)	0.78	(0.63)	2.04	0.39	1.34
Total income (loss) from investment operations	(0.24)	1.58	0.29	3.07	1.53	2.50
Less Distributions to Shareholders from:
Net investment income	(0.32)	(0.85)	(0.89)	(1.11)	(1.17)	(1.18)
Net realized gain on investments	—	(0.18)	—	—	—	—
Total distributions to shareholders	(0.32)	(1.03)	(0.89)	(1.11)	(1.17)	(1.18)
Net Asset Value, End of Period	$27.32	$27.88	$27.33	$27.93	$25.97	$25.61
Total Return[2]	(0.88)%[15]	5.81%	1.06%	12.04%	6.06%	10.47%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.99%[16]	0.99%	1.01%[5]	0.99%[6]	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	0.99%[16]	0.99%	1.01%[5]	0.99%[6]	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.01%[16]	1.02%	1.05%[5]	1.05%[6]	1.05%	1.06%
Ratio of net investment income to average net assets[2]	2.56%[16]	2.85%	3.33%[5]	3.79%[6]	4.36%	4.59%
Portfolio turnover	6%[15]	26%	19%	26%	17%	17%
Net assets at end of period (000’s omitted)	$1,822,442	$1,947,536	$1,545,765	$2,374,012	$2,121,491	$1,986,376

	For the six months ended June 30, 2015	For the year ended December 31,	For the period from April 1, 2013
Institutional Class††	(unaudited)	2014	to December 31, 2013
Net Asset Value, Beginning of Period	$27.87	$27.33	$28.19
Income from Investment Operations:
Net investment income[1,2]	0.37	0.83	0.73
Net realized and unrealized gain (loss) on investments	(0.60)	0.77	(0.88)
Total income (loss) from investment operations	(0.23)	1.60	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.33)	(0.88)	(0.71)
Net realized gain on investments	—	(0.18)	—
Total distributions to shareholders	(0.33)	(1.06)	(0.71)
Net Asset Value, End of Period	$27.31	$27.87	$27.33
Total Return[2]	(0.83)%[15]	5.88%	(0.48)%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[16]	0.89%	0.91	%5,[16]
Ratio of expenses to average net assets (with offsets)	0.89%[16]	0.89%	0.91%[5,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.91%[16]	0.92%	0.95%[5,16]
Ratio of net investment income to average net assets[2]	2.66%[16]	2.93%	3.53%[5,16]
Portfolio turnover	6%[15]	26%	19%[15]
Net assets at end of period (000’s omitted)	$915,807	$1,061,280	$745,121

AMG Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.68	$19.69	$20.56	$19.30	$19.33	$18.82
Income from Investment Operations:
Net investment income[1,2]	0.31	0.57	0.51	0.53	0.53	0.50
Net realized and unrealized gain (loss) on investments	(0.69)	(0.21)	(0.80)	1.52	0.12	0.87
Total income (loss) from investment operations	(0.38)	0.36	(0.29)	2.05	0.65	1.37
Less Distributions to Shareholders from:
Net investment income	—	(0.37)	(0.58)	(0.79)	(0.68)	(0.86)
Net Asset Value, End of Period	$19.30	$19.68	$19.69	$20.56	$19.30	$19.33
Total Return[2]	(1.93)%[15]	1.84%	(1.40)%	10.63%	3.39%	7.27%
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[16]	0.89%	0.91%[7]	1.05%[8]	1.10%	1.10%
Ratio of expenses to average net assets (with offsets)	0.89%[16]	0.89%	0.91%[7]	1.05%[8]	1.10%	1.10%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[16]	1.26%	1.23%[7]	1.36%[8]	1.39%	1.43%
Ratio of net investment income to average net assets[2]	3.18%[16]	2.78%	2.49%[7]	2.63%[8]	2.63%	2.57%
Portfolio turnover	27%[15]	56%	40%	59%	91%	131%
Net assets at end of period (000’s omitted)	$41,067	$50,213	$48,295	$34,948	$24,608	$25,722

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2015	For the years ended December 31,
Service Class†††	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$88.30	$87.24	$60.14	$54.51	$52.71	$39.60
Income from Investment Operations:
Net investment loss[1,2]	(0.16)[17]	(0.72)	(0.52)[9]	(0.24)[10]	(0.50)	(0.41)
Net realized and unrealized gain on investments	7.95	1.78	27.62	5.87	2.30	13.52
Total income from investment operations	7.79	1.06	27.10	5.63	1.80	13.11
Net Asset Value, End of Period	$96.09	$88.30	$87.24	$60.14	$54.51	$52.71
Total Return[2]	8.82%[15]	1.22%	45.06%[11]	10.35%[4]	3.41%[4]	33.11%
Ratio of net expenses to average net assets (with offsets/reductions)	1.35%[16]	1.35%	1.37%[12]	1.35%[13]	1.37%[14]	1.48%
Ratio of expenses to average net assets (with offsets)	1.36%[16]	1.36%	1.38%[12]	1.36%[13]	1.38%	1.50%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.49%[16]	1.51%	1.52%[12]	1.55%[13]	1.54%	1.55%
Ratio of net investment loss to average net assets[2]	(0.35)%[16]	(0.83)%	(0.71)%[12]	(0.40)%[13]	(0.89)%	(0.95)%
Portfolio turnover	56%[15]	121%	129%	107%	126%	138%
Net assets at end of period (000’s omitted)	$206,271	$205,362	$240,162	$184,142	$243,858	$278,701

	For the six months ended June 30, 2015	For the years ended December 31,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$90.18	$88.87	$61.34	$55.45	$53.43	$40.04
Income from Investment Operations:
Net investment loss[1,2]	(0.05)[17]	(0.51)	(0.34)[9]	(0.05)[10]	(0.29)	(0.30)
Net realized and unrealized gain on investments	8.13	1.82	27.87	5.94	2.31	13.69
Total income from investment operations	8.08	1.31	27.53	5.89	2.02	13.39
Net Asset Value, End of Period	$98.26	$90.18	$88.87	$61.34	$55.45	$53.43
Total Return[2]	8.96%[15]	1.47%	44.88%	10.62%	3.78%	33.44%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.10%[16]	1.10%	1.12%[12]	1.10%[13]	1.12%[14]	1.23%
Ratio of expenses to average net assets (with offsets)	1.11%[16]	1.11%	1.13%[12]	1.11%[13]	1.13%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.24%[16]	1.26%	1.27%[12]	1.30%[13]	1.29%	1.30%
Ratio of net investment loss to average net assets[2]	(0.12)%[16]	(0.58)%	(0.46)%[12]	(0.08)%[13]	(0.53)%	(0.70)%
Portfolio turnover	56%[15]	121%	129%	107%	126%	138%
Net assets at end of period (000’s omitted)	$20,303	$18,917	$20,215	$16,407	$13,961	$4,786

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

†	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
††	Commencement of operations was April 1, 2013.
†††	All Managers Class shares were renamed Service Class shares on April 1, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.023% and 0.015% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.59) and $(0.41) for the Service Class and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.45) and $(0.27) for the Service Class and Institutional Class, respectively.
[11]	The total return would have been 44.56% had the capital contribution of $851,162 not been included. (See Note 2 of Notes to Financial Statements.)
[12]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.018% of average net assets for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for the Service Class and Institutional Class, respectively.
[14]	Effective July 1, 2011, the Fund’s expense cap was reduced to 1.11% from 1.14%. For the period April 1, 2011 through June 30, 2011, the Fund’s expense cap was 1.14%. From January 1, 2011 through March 31, 2011, the Fund’s expense cap was 1.19%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
[15]	Not annualized.
[16]	Annualized.
[17]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.35) and $(0.24) for the Service Class and Institutional Class, respectively.

Notes to Financial Statements (unaudited)

June 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Managers Bond Fund (“Bond”), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) and AMG Managers Special Equity Fund (“Special Equity”) each a “Fund” and collectively the “Funds.” Global Income Opportunity will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2015, the Fund had redemption fees amounting to $626.

Bond and Special each offer two classes of shares: Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Global Income Opportunity is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal

Notes to Financial Statements (continued)

markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2015, the amount by which the Fund’s expenses were reduced and the impact on the annualized expense ratios, was $9,717 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2015, overdraft fees for Global Income Opportunity and Special Equity equaled $27 and $54, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax

Notes to Financial Statements (continued)

purposes; these differences will reverse at some time in the future. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, wash sales, foreign currency, futures, a net operating loss and income recognition of certain convertible securities.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2014, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010 may be carried forward for an unlimited time period and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2015, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover		Expires December 31,
	Amounts
Fund	Short-Term	Long-Term
Global Income Opportunity
(Pre-Enactment)	$1,106,243	—	2017
(Pre-Enactment)	1,033,512	—	2018

Totals	$2,139,755

Special Equity
(Pre-Enactment)	$137,240,413	—	2017

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended June 30, 2015 (unaudited) and the year ended December 31, 2014, the capital stock transactions by class for Bond, Special Equity and Global Income Opportunity were:

	Bond				Special Equity
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	9,384,838	$261,510,743	25,134,692	$706,336,967	68,533	$6,486,057	127,816	$10,959,745
Reinvestment of distributions	729,213	20,294,065	2,120,744	59,466,578	—	—	—	—
Cost of shares repurchased	(13,262,047)	(368,340,343)	(13,950,198)	(392,082,752)	(247,637)	(23,381,464)	(554,853)	(47,485,696)

Net increase (decrease)	(3,147,996)	$(86,535,535)	13,305,238	$373,720,793	(179,104)	$(16,895,407)	(427,037)	$(36,525,951)

Institutional Class:
Proceeds from sale of shares	4,122,579	$114,755,487	15,346,011	$431,593,970	16,796	$1,635,035	36,933	$3,200,523
Reinvestment of distributions	432,850	12,046,499	1,200,803	33,651,290	—	—	—	—
Cost of shares repurchased	(9,100,899)	(253,622,082)	(5,737,789)	(161,216,261)	(19,935)	(1,839,255)	(54,632)	(4,715,290)

Net increase (decrease)	(4,545,470)	$(126,820,096)	10,809,025	$304,028,999	(3,139)	$(204,220)	(17,699)	$(1,514,767)

	Global Income Opportunity
	2015		2014
	Shares	Amount	Shares	Amount
Single Class:
Proceeds from sale of shares	337,595	$6,576,097	1,097,732	$22,441,055
Reinvestment of distributions	—	—	45,941	902,744
Cost of shares repurchased	(761,139)	(14,777,223)	(1,044,754)	(21,284,888)

Net increase (decrease)	(423,544)	$(8,201,126)	98,919	$2,058,911

At June 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of each Fund as follows: Bond - two collectively own 66%; Global Income Opportunity - two collectively own 43%; Special Equity - two collectively own 52%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2015, the market value of repurchase agreements outstanding for Bond, Global Income Opportunity and Special Equity was $37,103,717, $1,474,546 and $16,398,289, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Notes to Financial Statements (continued)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Bond	0.625%
Global Income Opportunity	0.700%
Special Equity	0.900%

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Global Income Opportunity to 0.89%, of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Bond and Special Equity to 0.89% and 1.11%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager, Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2015, each Fund’s components of reimbursement available consisted of:

	Bond	Global Income Opportunity	Special Equity
Reimbursement Available - 12/31/14	$2,964,446	$407,173	$1,119,479
Additional Reimbursements	335,557	77,255	144,964
Expired Reimbursements	(661,569)	(40,223)	(251,139)

Reimbursement Available - 06/30/15	$2,638,434	$444,205	$1,013,304

The expiration of each Fund’s reimbursement are as follows:

Expiry Date	Bond	Global Income Opportunity	Special Equity
Less than 1 year*	$1,057,304	$97,550	$351,521
Within 2 years	743,215	164,006	330,720
Within 3 years	837,915	182,649	331,063

Total amount subject to reimbursement	$2,638,434	$444,205	$1,013,304

*	A portion of this represents the expiration amount through the year ended December 31, 2015 of $651,999, $58,260 and $192,887 for Bond, Global Income Opportunity and Special Equity, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2015, the management fee for Bond was reduced by $20,670.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Bond, Global Income Opportunity and Special Equity each pay a fee to the Administrator at the rate of 0.25%, 0.20%, 0.25%, respectively, per annum of each Fund’s average daily net assets for this service.

Notes to Financial Statements (continued)

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the Funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustee of the Board.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Trust are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For Bond and Special Equity Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2015, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Bond
Service Class	0.10%	0.10%
Special Equity
Service Class	0.25%	0.25%

The Securities and Exchange Commission granted an exemptive order that permits each Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2015, the following Fund lent to other Funds in the AMG Funds family: Bond lent $9,838,726 for one day earning interest of $168. The interest amount is included in the Statement of Operations as interest income. At June 30, 2015, the Funds had no interfund loans outstanding.

For the six month period ended June 30, 2015, Special Equity executed security transactions with other funds affiliated with Lord, Abbett & Co., LLC, one of the Fund’s subadvisors. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended June 30, 2015, are reflected in the following chart:

	Number of Transactions	Total Quantity	Cost Proceeds
Purchases	5	37,118	$462,335
Sales	3	4,500	65,990

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2015, were as follows:

	Long-Term Securities excluding (U.S. Government Obligations)
Fund	Purchases	Sales
Bond	$87,272,140	$120,037,124
Global Income Opportunity	10,461,799	16,478,968
Special Equity	122,836,217	140,715,184

	U.S. Government Obligations
Fund	Purchases	Sales
Bond	$73,543,090	$101,924,125
Global Income Opportunity	750,059	566,972
Special Equity	—	—

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2015, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Bond	$35,247,676	$37,103,717
Global Income Opportunity	1,413,570	1,474,546
Special Equity	16,329,692	16,398,289

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risk of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why Global Income Opportunity uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments.

For the six months ended June 30, 2015, the average quarterly balances of derivative financial instruments outstanding were as follows:

Global Income
Foreign currency exchange contracts:	Opportunity
Average US dollar amounts purchased/sold	$17,247,701

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2015, Bond and Global Income Opportunity Funds invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Financial Statements (continued)

10. FUTURES CONTRACTS

Global Income Opportunity entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with its counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following tables are a summary of the Funds’ open repurchase agreements and derivatives that are subject to master netting agreements as of June 30, 2015:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bond
Cantor Fitzgerald Securities, Inc.	$8,812,152	$8,812,152	—	—
Daiwa Capital Markets America	8,812,152	8,812,152	—	—
Nomura Securities International, Inc.	8,812,152	8,812,152	—	—
RBC Capital Markets LLC	6,489,618	6,489,618	—	—
State of Wisconsin Investment Board	4,177,643	4,177,643	—	—

Total	$37,103,717	$37,103,717	—	—

Global Income Opportunity
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Citibank NA	26,138	2,107	—	$24,031
Credit Suisse	190,096	8,835	—	181,261
Nomura Securities International, Inc.	474,546	474,546	—	—
UBS Securities LLC	11,499	653	—	10,846

Total	$1,702,279	$1,486,141	—	$216,138

Special Equity
Cantor Fitzgerald Securities, Inc.	$3,894,607	$3,894,607	—	—
Daiwa Capital Markets America	3,894,607	3,894,607	—	—
Nomura Securities International, Inc.	3,894,607	3,894,607	—	—
RBC Capital Markets LLC	2,859,858	2,859,858	—	—
State of Wisconsin Investment Board	1,854,610	1,854,610	—	—

Total	$16,398,289	$16,398,289	—	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Global Income Opportunity
Citibank NA	$2,107	$2,107	—	—
Credit Suisse	8,835	8,835	—	—
Morgan Stanley & Co. LLC	70,751	—	—	$70,751
UBS Securities LLC	653	653	—	—

Total	$82,346	$11,595	—	$70,751

12. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 24-25, 2015

At an in-person meeting held on June 24-25, 2015, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement and separately an amendment to the Investment Management Agreement, in each case with AMG Funds, LLC (the “Investment Manager”), (collectively the “Investment Management Agreement”) for each of AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Bond Fund (each a “Fund”) and the Subadvisory Agreement for each of the Subadvisors to the Funds. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 24-25, 2015, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by each Subadvisor of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadvisor’s investment performance in respect of a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor, including at the request of the Board; identifies potential successors to or replacements of any Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

techniques (for each Subadvisor, its “Investment Strategy”) used in managing a Fund or the portion of a Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadvisor with portfolio management responsibility for a Fund or the portion of a Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to AMG Managers Special Equity Fund, which is managed by multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to each Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and Investment Strategies, including, with respect to AMG Managers Special Equity Fund, the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to AMG Managers Special Equity Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor(s) and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with any of the Subadvisors. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund or the portion of a Fund managed by the Subadvisors to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadvisor.

AMG Managers Special Equity Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares (which share class has the earliest inception date and the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was above, below, above and below, respectively, the median performance of the Peer Group and below, below, above and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for the relevant time periods and the fact that the Fund ranked in the top quartile relative to its Peer Group for the 5-year period. The Trustees also noted that the Fund’s 10-year performance includes the performance of the Fund’s prior subadvisors. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisors, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Global Income Opportunity Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group and the fact that the Fund ranked in the second quartile relative to its Peer Group for the 3-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2013. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Bond Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares (which share class has the earliest inception date and the largest assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2015 was below, above, above and above, respectively, the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Barclays U.S. Government/Credit Bond Index. The Trustees took into account management’s discussion of the Fund’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

performance, including the reasons for the Fund’s recent underperformance. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 3-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2015 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2013. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 24-25, 2015, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer
Date:	September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer
Date:	September 2, 2015
By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer
Date:	September 2, 2015